Note 44 - Impairment or reversal of impairment on non-financial assets	6 Months Ended
Jun. 30, 2020
Impairment or reversal of impairment on non-financial assets
Impairment or Reversal of Impairment on non-financial assets

44. Impairment or (reversal) of impairment on non-financial assets

The impairment losses on non-financial assets broken down by the nature of those assets in the accompanying consolidated income statements are as follows:

Impairment or (reversal) of impairment on non-financial assets (Millions of Euros)
	Notes	June 2020	June 2019
Tangible assets		62	30
Intangible assets	17	2,087	1
Others		-	13
Total		2,149	44